Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Operating Expenses
Operating expenses for the years ended December 31 consist of the following:

	2017	2016
Employee expenses(1)	$3,672	$3,394
Premises and equipment	263	250
Capital asset depreciation	97	94
Service fees	799	805
Amortization of intangible assets (Note 9)	112	109
Other expenses(2)	1,467	1,348
Total operating expenses	$6,410	$6,000

(1) See table below for further details.
(2) Includes restructuring costs of $60 recorded in 2017 for the Company's plan to enhance business processes and organizational structures and capabilities.

Employee Expenses
Employee expenses for the years ended December 31 consist of the following:

	2017	2016
Salaries, bonus, employee benefits	$3,155	$2,992
Share-based payments (Note 19)	476	362
Other personnel costs	41	40
Total employee expenses	$3,672	$3,394